Ghana Expected Credit Loss - Summary of loans to contractors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan advanced – contractor	$ 0.0	$ 23.4
Ghana expected credit loss	(33.2)	(17.5)	$ (41.1)
Loan advanced – contractor | Lifetime expected credit losses
Disclosure of impairment loss and reversal of impairment loss [line items]
Allowance account for credit losses of financial assets		45.0
Ghana expected credit loss - loan advanced to contractor
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	(25.4)	(3.9)	(41.1)
Ghana expected credit loss - loan advanced to contractor | Gold fields and Engineers & Planners | Twarka and Damang
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan advanced – contractor	0.0	23.4		$ 68.4
Allowance account for credit losses of financial assets	68.4
Interest included in trade and other payables
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	(2.0)
Loans to contractors, excl. interest
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan advanced – contractor	0.0	23.4	$ 27.3
Ghana expected credit loss	$ (23.4)	$ (3.9)